Other income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Components of Other Income (Expense), Net

Year ended December 31,	2013	2014	2015
Foreign exchange income (loss), net	$2,528	$(3,690)	$(8,678)
Interest income from finance lease receivable	979	656	303
Gain on disposal of idle property, plant and equipment	1,352	447	106
Others	1,480	208	880

	$6,339	$(2,379)	$(7,389)